Annual Fund Operating Expenses (PIMCO Total Return Fund IV)	0 Months Ended
	May 02, 2011
Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.86%
Expense Reimbursement and Fee Waiver	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement and Fee Waiver	0.85%
Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.76%
Expense Reimbursement and Fee Waiver	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement and Fee Waiver	0.75%
Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.61%
Expense Reimbursement and Fee Waiver	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement and Fee Waiver	1.60%
Class D
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.86%
Expense Reimbursement and Fee Waiver	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement and Fee Waiver	0.85%
Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.51%
Expense Reimbursement and Fee Waiver	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement and Fee Waiver	0.50%
Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.61%
Expense Reimbursement and Fee Waiver	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement and Fee Waiver	0.60%
Class R
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.11%
Expense Reimbursement and Fee Waiver	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement and Fee Waiver	1.10%

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2012, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[3]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2012, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.